Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Consolidated Loss from Continuing Operations Before Income Taxes

The following is reconciliation of the Company’s consolidated loss from continuing operations before income taxes to reportable segment loss before taxes. No additional reconciliation of reportable segment revenue since no further reconciliation item between the Company’s consolidated total revenue and segment revenue.

	For the year Ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes	(435,328,071)	(458,313,989)	(839,632,731)
Plus (deduct):
Service expenses incurred at headquarter	28,631,967	22,372,238	26,739,174
Share-based compensation	2,829,018	1,045,008	65,045,401
Interest income	(3,528,064)	(3,202,948)	(14,182,881)
Interest expense	16,679,066	22,448,159	20,419,992
Foreign currency transaction loss/(gain)	1,119,173	(3,484,612)	16,771,123
Loss of the debt extinguishment	(73,078,104)	10,657,161	-
Changes in fair value of Deferred Contingent consideration	-	16,941,248	26,106,460
Changes in fair value of convertible notes	(30,626,980)	65,874,310	58,280,908
Changes in fair value of warrant liabilities	-	-	83,966,126
Changes in fair value of ESA derivative liabilities	-	-	(19,654,006)
Segment loss before income taxes	(493,301,995)	(325,663,425)	(576,140,434)